Taxes to Recover - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 1,386,879	R$ 899,654
Current	639,699	664,954	R$ 382,361
Non-current	747,180	234,700
ICMS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	710,669	580,630
Provision for icms losses [member]
Summary of recoverable taxes [line items]
Recoverable taxes	(99,187)	(72,076)
PIS and COFINS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	720,731	348,333
Value Added Tax [member]
Summary of recoverable taxes [line items]
Recoverable taxes	31,678	27,180
Others [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 22,988	R$ 15,587